Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING ACTIVITIES
Net income	$ 68,064	$ 61,102	$ 40,442
Adjustments to reconcile net income to cash provided by operating activities:
Depreciation	71,583	56,230	48,844
Amortization of contract intangibles / liabilities	(1,089)	(1,518)	(1,518)
Amortization of deferred revenue	(1,487)	(1,629)	(1,913)
Amortization of deferred debt issuance cost	1,737	1,198	1,149
Goodwill impairment charge			6,217
Drydocking expenditure	(6,885)	(2,595)
Income tax expense	(16)	(15)	(59)
Income taxes paid	(219)	(255)	(348)
Unrealized (gain) loss on derivative instruments	(7,391)	(5,033)	390
Unrealized (gain) loss on foreign currency transactions	45	93	22
Changes in operating assets and liabilities:
Decrease (increase) in amounts due from related parties	62,391	(33)	1,008
Decrease (increase) in inventories	(358)	(20)	210
Decrease (increase) in other current assets	(1,724)	(110)	1,222
Increase in accrued revenue	(540)	(1,153)
Increase in trade accounts payable	2,195	45	45
Increase (decrease) in accrued expenses	142	(1,699)	(737)
Increase (decrease) prepaid revenue	1,435	3,995	(4,306)
Increase (decrease) in amounts due to related parties	(33,298)	(159)	(1,508)
Net cash provided by operating activities	154,585	108,445	89,160
INVESTING ACTIVITIES
Additions to vessel and equipment	(849)	(846)	(1,526)
Net cash used in investing activities	(94,857)	(13,952)	(46,488)
FINANCING ACTIVITIES
Proceeds from long-term debt (Note 17)	211,500	30,000
Repayment of long-term debt (Note 17)	(297,708)	(60,992)	(78,276)
Proceeds from issuance of long-term debt from related parties (Notes 17 and 19)		25,000
Repayment of long-term debt from related parties (Notes 17 and 19)	(93,369)	(24,018)	(32,253)
Payment of debt issuance cost	(1,241)	(174)	(9)
Repurchase of common units			(2,298)
Cash distribution	(68,970)	(60,161)	(53,370)
Net proceeds from issuance of common units (Note 23)	120,946		116,631
Net proceeds from sale of Series A Convertible Preferred Units (Note 23)	87,464
Net cash used in financing activities	(41,378)	(90,345)	(49,575)
Effect of exchange rate changes on cash	90	(57)	(270)
Net increase (decrease) in cash and cash equivalents	18,440	4,091	(7,173)
Cash and cash equivalents at the beginning of the period	27,664	23,573	30,746
Cash and cash equivalents at the end of the period	46,104	27,664	23,573
Tordis Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	(32,374)
Vigdis Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	(28,321)
Lena Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	(32,766)
Brasil Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired	$ (547)
Raquel Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired		$ (13,106)
Ingrid Knutsen [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			(8,119)
Dan Sabia [Member]
INVESTING ACTIVITIES
Payments for acquisition, net of cash acquired			$ (36,843)